Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidating Condensed Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																			12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements [Line Items]
Total revenues	$ 229,225		$ 243,321		$ 237,762		$ 225,954		$ 167,135		$ 157,171		$ 165,200		$ 178,895		$ 176,495			$ 874,172		$ 677,761		$ 686,234
Operating expenses	166,025								116,746											571,672		413,188		416,677
Depreciation and amortization	34,337								29,512											134,053		113,017		112,136
Total operating gross margin	28,863		48,564	[1]	48,733	[1]	50,273	[1]	20,877	[1]	16,637	[1]	34,261	[1]	46,914	[1]	53,744	[1]		168,447	[1]	151,556	[1]	157,421
General and administration expense	(8,964)	[2]							(12,845)	[2]										(68,025)	[2]	(46,257)	[2]	(31,567)	[2]
Impairments and other charges																			(170,000)	0		0		(170,000)
Provision for reduction in carrying value of certain assets																				(2,544)		0		(1,350)
Gain on disposition of assets, net	(129)								1,148											3,994		1,974		3,659
Total operating income (loss)	19,770		28,516		35,589		28,587		9,180		(8,297)		25,903		40,978		48,689			101,872		107,273		(41,837)
Other income and (expense):
Interest expense	(12,039)								(10,006)											(47,820)		(33,542)		(22,594)
Interest income	32								59											2,450		153		256
Loss on extinguishment of debt	(29,673)								0											(5,218)		(2,130)		0
Changes in fair value of derivative positions																				53		55		(110)
Other	895								(165)											1,450		(832)		(1,127)
Equity in net earnings of subsidiaries	0								0											0		0		0
Total other expense	(40,785)								(10,112)											(49,085)		(36,296)		(23,575)
Income (loss) before income taxes	(21,015)								(932)											52,787		70,977		(65,412)
Income tax expense (benefit):
Current																				12,909		18,042		33,608
Deferred	(12,292)								(1,607)											12,699		15,837		(48,375)
Income tax expense (benefit)	(8,623)								(1,504)											25,608		33,879		(14,767)
Net income (loss)	(12,392)								572											27,179		37,098		(50,645)
Less: Net (loss) attributable to noncontrolling interest	157								(20)											164		(215)		(194)
Net income (loss) attributable to controlling interest	(12,549)		10,172		7,970		8,281		592		(20,098)		10,936		20,083		26,392			27,015		37,313		(50,451)
Parent [Member]
Condensed Financial Statements [Line Items]
Total revenues	0								0											0		0		0
Operating expenses	0								0											0		0		0
Depreciation and amortization	0								0											0		0		0
Total operating gross margin	0								0											0		0		0
General and administration expense	(70)	[2]							(45)	[2]										(202)	[2]	(182)	[2]	(218)	[2]
Impairments and other charges																								0
Provision for reduction in carrying value of certain assets																				0				0
Gain on disposition of assets, net	(79)								0											0		0		0
Total operating income (loss)	(149)								(45)											(202)		(182)		(218)
Other income and (expense):
Interest expense	(12,715)								(10,980)											(51,439)		(37,326)		(26,654)
Interest income	439								1,569											3,824		9,863		18,131
Loss on extinguishment of debt	(29,673)								0											(5,218)		(2,130)		0
Changes in fair value of derivative positions																				53		55		(110)
Other	0								37											(1)		0		0
Equity in net earnings of subsidiaries	10,489								179											55,430		43,884		(23,484)
Total other expense	(31,460)								(9,195)											2,649		14,346		(32,117)
Income (loss) before income taxes	(31,609)								(9,240)											2,447		14,164		(32,335)
Income tax expense (benefit):
Current																				(21,431)		(25,406)		(13,402)
Deferred	(17,472)								(8,310)											(3,137)		2,257		31,518
Income tax expense (benefit)	(19,060)								(9,832)											(24,568)		(23,149)		18,116
Net income (loss)	(12,549)								592											27,015		37,313		(50,451)
Less: Net (loss) attributable to noncontrolling interest	0																			0		0		0
Net income (loss) attributable to controlling interest	(12,549)								592											27,015		37,313		(50,451)
Guarantor [Member]
Condensed Financial Statements [Line Items]
Total revenues	123,431								104,342											468,073		393,738		375,798
Operating expenses	76,548								58,578											252,211		184,946		174,955
Depreciation and amortization	20,168								18,659											77,416		65,354		62,744
Total operating gross margin	26,715								27,105											138,446		143,438		138,099
General and administration expense	(8,464)	[2]							(12,732)	[2]										(67,083)	[2]	(45,758)	[2]	(30,968)	[2]
Impairments and other charges																								(170,000)
Provision for reduction in carrying value of certain assets																				0				(1,350)
Gain on disposition of assets, net	(81)								1,108											1,759		775		2,706
Total operating income (loss)	18,170								15,481											73,122		98,455		(61,513)
Other income and (expense):
Interest expense	(50)								(24)											(335)		(151)		(17,889)
Interest income	176								190											1,761		5,073		750
Loss on extinguishment of debt	0								0											0		0		0
Changes in fair value of derivative positions																				0		0		0
Other	128								101											(143)		(206)		(315)
Equity in net earnings of subsidiaries	0								0											0		0		0
Total other expense	254								267											1,283		4,716		(17,454)
Income (loss) before income taxes	18,424								15,748											74,405		103,171		(78,967)
Income tax expense (benefit):
Current																				18,737		32,781		27,169
Deferred	3,891								2,936											19,454		15,429		(57,030)
Income tax expense (benefit)	6,384								5,589											38,191		48,210		(29,861)
Net income (loss)	12,040								10,159											36,214		54,961		(49,106)
Less: Net (loss) attributable to noncontrolling interest	0																			0		0		0
Net income (loss) attributable to controlling interest	12,040								10,159											36,214		54,961		(49,106)
Non-Guarantor [Member]
Condensed Financial Statements [Line Items]
Total revenues	149,132								86,300											549,295		385,279		426,491
Operating expenses	132,815								81,675											462,657		329,498		357,777
Depreciation and amortization	14,169								10,853											56,637		47,663		49,392
Total operating gross margin	2,148								(6,228)											30,001		8,118		19,322
General and administration expense	(430)	[2]							(68)	[2]										(740)	[2]	(317)	[2]	(381)	[2]
Impairments and other charges																								0
Provision for reduction in carrying value of certain assets																				(2,544)				0
Gain on disposition of assets, net	31								40											2,235		1,199		953
Total operating income (loss)	1,749								(6,256)											28,952		9,000		19,894
Other income and (expense):
Interest expense	(2,499)								(3,417)											(9,930)		(8,739)		(8,865)
Interest income	2,642								2,715											10,749		41,999		12,189
Loss on extinguishment of debt	0								0											0		0		0
Changes in fair value of derivative positions																				0		0		0
Other	767								(303)											1,594		(626)		(812)
Equity in net earnings of subsidiaries	0								0											0		0		0
Total other expense	910								(1,005)											2,413		32,634		2,512
Income (loss) before income taxes	2,659								(7,261)											31,365		41,634		22,406
Income tax expense (benefit):
Current																				15,603		10,667		19,841
Deferred	1,289								3,767											(3,618)		(1,849)		(22,863)
Income tax expense (benefit)	4,053								2,739											11,985		8,818		(3,022)
Net income (loss)	(1,394)								(10,000)											19,380		32,816		25,428
Less: Net (loss) attributable to noncontrolling interest	157								(20)											164		(215)		(194)
Net income (loss) attributable to controlling interest	(1,551)								(9,980)											19,216		33,031		25,622
Eliminations [Member]
Condensed Financial Statements [Line Items]
Total revenues	(43,338)								(23,507)											(143,196)		(101,256)		(116,055)
Operating expenses	(43,338)								(23,507)											(143,196)		(101,256)		(116,055)
Depreciation and amortization	0								0											0		0		0
Total operating gross margin	0								0											0		0		0
General and administration expense	0	[2]							0	[2]										0	[2]	0	[2]	0	[2]
Impairments and other charges																								0
Provision for reduction in carrying value of certain assets																				0				0
Gain on disposition of assets, net	0								0											0		0		0
Total operating income (loss)	0								0											0		0		0
Other income and (expense):
Interest expense	3,225								4,415											13,884		12,674		30,814
Interest income	(3,225)								(4,415)											(13,884)		(56,782)		(30,814)
Loss on extinguishment of debt	0								0											0		0		0
Changes in fair value of derivative positions																				0		0		0
Other	0								0											0		0		0
Equity in net earnings of subsidiaries	(10,489)								(179)											(55,430)		(43,884)		23,484
Total other expense	(10,489)								(179)											(55,430)		(87,992)		23,484
Income (loss) before income taxes	(10,489)								(179)											(55,430)		(87,992)		23,484
Income tax expense (benefit):
Current																				0		0		0
Deferred	0								0											0		0		0
Income tax expense (benefit)	0																			0		0		0
Net income (loss)	(10,489)								(179)											(55,430)		(87,992)		23,484
Less: Net (loss) attributable to noncontrolling interest	0																			0		0		0
Net income (loss) attributable to controlling interest	$ (10,489)								$ (179)											$ (55,430)		$ (87,992)		$ 23,484

[1]	As the Company modified its reporting segments to be consistent with recent organizational changes to improve our drilling organization, expenses related to our U.S. Barge Drilling segment were found to be incorrectly included in our general and administrative expense during the first through third quarters of the current year. These expenses have been appropriately reclassified to be included as part of the segment operating expenses, therefore our operating gross margin for each of the first three quarters will not agree to the respective 10-Q reports for the current year only.
[2]	General and administration expenses for field operations are included in operating expenses.